Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
The Partnership has entered into an omnibus agreement with Teekay Corporation, Teekay LNG Partners L.P., the general partner and others governing, among other things, when the Partnership, Teekay Corporation and Teekay LNG Partners L.P. may compete with each other and certain rights of first offering on liquefied natural gas carriers, conventional tankers, shuttle tankers, FSO units and FPSO units.

b)
In May 2013, the Partnership entered into an agreement with Statoil ASA (or Statoil), on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that is being converted from the Randgrid shuttle tanker, which commenced its conversion during the second quarter of 2015. The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FSO unit conversion. These costs are capitalized and included as part of advances on newbuilding contracts and conversion costs and will be reclassified to vessels and equipment upon completion of the conversion in mid-2017. Project management and engineering costs paid to Teekay Corporation subsidiaries amounted to $13.8 million as of December 31, 2016.

c)
On May 2, 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur L.L.C., which owns the Voyageur Spirit FPSO unit. During 2014, Teekay Corporation indemnified the Partnership for $3.5 million for production shortfalls and unrecovered repair costs to address a defect on one of the unit's compressor, discovered upon acquisition of the unit and paid another $2.7 million in late-2014 relating to a final settlement of pre-acquisition capital expenditures for the Voyageur Spirit FPSO unit.

Amounts paid as indemnification from Teekay Corporation to the Partnership were effectively treated as a reduction in the purchase price paid by the Partnership for the FPSO unit.

d)
On June 10, 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht Oil & Gas S.A (or OOG), which owns the Cidade de Itajai (or Itajai) FPSO unit, for a cash purchase price of $53.8 million. The Partnership’s investment in the Itajai FPSO unit is accounted for using the equity method.

The purchase price was based on an estimate of the fully built-up cost of the Itajai FPSO unit, including certain outstanding contractual items. During 2014, the joint venture received in connection with the resolution of these contractual items an aggregate of $6.1 million in reimbursements from the charterer and insurer, which was originally deducted from the Partnership’s purchase price of the Itajai FPSO unit. Accordingly, the Partnership remitted this reimbursed amount to Teekay Corporation.

e)
In 2014, the long-term bareboat contracts relating to two of the Partnership’s former conventional tankers, the SPT Explorer and Navigator Spirit, with a joint venture in which Teekay Corporation had a 50% interest, were novated under the same terms to a subsidiary of Teekay Corporation in January 2014 and March 2014, respectively. The excess of the contractual rates over the market rates at the time of the novations were $0.9 million and $1.0 million for the years ended December 31, 2015 and 2014, respectively, and is accounted for as an equity contribution from Teekay Corporation.

In December 2015, the Partnership terminated the long-term bareboat contracts for these two conventional tankers (see notes 11i and 19). Immediately following the contract terminations, the Partnership sold its 100% interest in SPT Explorer L.L.C. and Navigator Spirit L.L.C., which own the SPT Explorer and the Navigator Spirit conventional tankers, respectively, to Teekay Tankers Ltd.

f)
In December 2014, the Partnership entered into an agreement with a consortium led by Queiroz Galvão Exploração e Produção SA (or QGEP) to provide an FPSO unit for the Atlanta field located in the Santos Basin offshore Brazil. In connection with the contract with QGEP, the Partnership acquired the Petrojarl I FPSO from Teekay Corporation for a purchase price of $57 million (see note 14e). The purchase price was financed by means of an intercompany loan payable to a subsidiary of Teekay Corporation, which was repaid in July 2015. Interest payments on the loan were at a fixed rate of 6.5%. The excess of the purchase price over Teekay Corporation’s carrying value of the Petrojarl I FPSO unit has been accounted for as an equity distribution to Teekay Corporation of $12.4 million in 2014. The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FPSO unit upgrade. These costs are capitalized and included as part of advances on newbuilding contracts and conversion costs and will be reclassified to vessels and equipment upon completion of the upgrades in late-2017. Project management and engineering costs paid to Teekay Corporation subsidiaries amounted to $2.8 million as of December 31, 2016.

g)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. The Partnership has entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings. These vessels will replace the existing vessels servicing the East Coast of Canada. The three newbuildings are expected to be delivered in late-2017 through the first half of 2018 (see note 14f). The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to the construction of these shuttle tankers. These costs are capitalized and included as part of advances on newbuilding contracts and conversion costs and will be reclassified to vessels and equipment upon delivery of the vessels in late-2017 through the first half of 2018. Project management and engineering costs paid to Teekay Corporation subsidiaries amounted to $2.2 million as of December 31, 2016.

h)
On July 1, 2015, the Partnership acquired from Teekay Corporation its 100% interest in the Dropdown Predecessor, which own the Petrojarl Knarr FPSO unit, which operates on the Knarr Field in the North Sea, for an equity purchase price of $529.4 million (see note 3).

i)
During 2016, one conventional tanker, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation. In 2016, the Partnership terminated the long-term time-charter-out contract under which the one conventional tanker was employed with a subsidiary of Teekay Corporation. The Partnership concurrently received an early termination fee from Teekay Corporation of $4.0 million (see note 19), which is recorded in revenues on the consolidated statement of income for the year ended December 31, 2016.

In 2015, the Partnership terminated the long-term bareboat and time-charter-out contracts under which three conventional tankers were employed with a subsidiary of Teekay Corporation. The Partnership concurrently paid total net early termination fees to Teekay Corporation of $1.8 million (see note 19), which is recorded in revenues on the consolidated statements of income.

j)
Effective July 1, 2016, the Partnership issued a $200.0 million subordinated promissory note to a subsidiary of Teekay Corporation, to refinance the $100.0 million outstanding balance on the convertible promissory note in connection with the financing of the Dropdown Predecessor (see k(6) below) and the $100.0 million six-month loan issued by Teekay Corporation to the Partnership in January 2016 (see k(7) below), both due July 1, 2016. The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which is payable quarterly and, of which (a) 5.00% is payable in cash and (b) 5.00% is payable in common units of the Partnership, or in cash, at the election of Teekay Corporation. If the Partnership pays cash for such second 5.00% of interest, the Partnership must raise at least an equal amount of cash proceeds from the issuance of common units in advance of or within six months following the applicable interest payment date. The outstanding principal balance of the subordinated promissory note, together with accrued interest, is payable in full on January 1, 2019. During the year ended December 31, 2016, the Partnership incurred $10.0 million of interest expense, of which $7.5 million was paid in cash and $2.5 million was settled through the issuance of 0.5 million common units of the Partnership under the terms of the subordinated promissory note.

k)
In June 2016, as part of various other financing initiatives, Teekay Corporation agreed to provide financial guarantees for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada newbuilding shuttle tankers until their deliveries, which are expected to be in the third quarter of 2017 through the first half of 2018 (see note 14f), and for certain of the Partnerships interest rate swaps and cross currency swaps until early-2019. The guarantees cover liabilities totaling up to a maximum amount of $495.0 million. During the year ended December 31, 2016, a guarantee fee of $3.7 million was recognized in interest expense on the Partnership's consolidated statements of income, which represents the estimated fee a third party would charge to provide such financial guarantees. The guarantee fee was accounted for as an equity contribution by Teekay Corporation in the Partnership's consolidated statement of changes in total equity as Teekay Corporation has provided such financial guarantees at no cost to the Partnership.

l)
Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Revenues (1)	49,228	68,734	68,172
Vessel operating expenses (2)	(34,629)	(39,779)	(39,237)
General and administrative (3)(4)	(29,944)	(52,257)	(42,396)
Interest expense (5)(6)(7)(8)	(22,400)	(5,556)	(933)

(1)
Includes revenues from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation, and net early termination fees paid or received by the Partnership to or from Teekay Corporation (see above and note 19).

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership’s general partner for costs incurred on the Partnership’s behalf.

(4)
Includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Petrojarl Knarr FPSO unit, six long-distance towing and offshore installation vessels, and the Arendal Spirit UMS, respectively, during the year ended December 31, 2015 and business development fees of $1.6 million and $2.1 million to Teekay Corporation in connection with the acquisition of ALP and the Petrojarl I FPSO unit, respectively, during the year ended December 31, 2014.

(5)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility and for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnerships interest rate swaps and cross currency swaps (see note 11k).

(6)
Includes interest expense of $3.2 million for the year ended December 31, 2016, incurred on the convertible promissory note issued to Teekay Corporation in connection with the financing of the acquisition of the Dropdown Predecessor (see note 3) bearing interest at an annual rate of 6.50% on the outstanding principal balance.The outstanding principal balance of $100 million, together with accrued interest, was payable in full on July 1, 2016; however, this convertible promissory note was refinanced on July 1, 2016 (see note 11j). The outstanding principal balance of this convertible promissory note was $nil as at December 31, 2016.

(7)
Includes interest expense of $5.0 million for the year ended December 31, 2016, incurred on a $100.0 million six-month loan made by Teekay Corporation to the Partnership on January 1, 2016, bearing interest at an annual rate of 10.00% on the outstanding principal balance. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, this loan was refinanced on July 1, 2016 (see note 11j). The outstanding principal balance of this loan was $nil as at December 31, 2016.

(8)
Includes interest expense of $10.0 million for the year ended December 31, 2016, incurred on a $200.0 million subordinated promissory note issued to a subsidiary of Teekay Corporation effective July 1, 2016 (see note 11j). The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at December 31, 2016, was $200.0 million. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2019.

m)
At December 31, 2016, due from affiliates totaled $77.8 million (December 31, 2015 - $81.3 million) and due to affiliates totaled $296.6 million (December 31, 2015 - $304.6 million). Amounts due to and from affiliates, other than the $200.0 million promissory note issued to a subsidiary of Teekay Corporation (see 11j), are non-interest bearing and unsecured, and all current due to and from affiliates balances are expected to be settled within the next fiscal year in the normal course of operations or from financings.